YELLOWHEAD ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information in purchase consideration [Table Text Block]
Fair value of common shares issued (17,300,385 shares at $0.73 per share)	12,629
Fair value of previously held investment in Yellowhead	3,365
Acquisition related legal and other costs	272
16,266

Disclosure of allocation of purchase price [Table Text Block]
Cash and cash equivalents	187
Accounts receivable and other assets	14
Reclamation deposits	85
Property, plant and equipment	16,240
Accounts payable and other liabilities	(260)
16,266